Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted - £ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Incentive Equity Plan [member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Exercise price	[1]
Expected volatility	[1]
Dividend yield	[1]
Risk free interest rate	[1]
Incentive Equity Plan [member] | Bottom of range [member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Fair value per share1	[1]	£ 1.98
Incentive Equity Plan [member] | Top of range [member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Fair value per share1	[1]	2.73
Incentive Equity Plan – Executive Directors [member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Exercise price
Expected volatility		83.10%
Dividend yield
Risk free interest rate		3.74%
Incentive Equity Plan – Executive Directors [member] | Top of range [member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Fair value per share1		£ 4.64
Incentive Equity Plan – Executive Directors [Member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Exercise price
Expected volatility			98.00%	53.00%
Dividend yield
Incentive Equity Plan – Executive Directors [Member] | Bottom of range [member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Fair value per share1		£ 3.39

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.